Other current assets	12 Months Ended
Dec. 31, 2014
Other current assets
Other current assets

9.Other current assets

Other current assets consisted of the following:

	As of December 31,	As of December 31,
	2013	2014
	RMB	RMB
Input value-added tax recoverable	330,482	434,209
Income tax recoverable	47,819	—
Value-added tax refund from export sales	31,670	150,911
Prepaid input VAT & customs duty for import machinery and materials	14,226	21,700
Prepaid expenses	12,311	12,184
Foreign exchange forward contract instruments	237	5,540
Accounts receivable recovery from insurance companies	15,059	—
Deposit receivable	51,798	49,303
Current portion of land use rights	10,063	10,063
Others	22,469	29,853
	536,134	713,763